ADVANCED SERIES TRUST

AST International Equity Portfolio

Supplement dated January 23, 2026 to the

Statement of Additional Information dated May 1, 2025, as supplemented

This supplement should be read in conjunction with the Statement of Additional Information (the SAI) for Advanced Series Trust (the Trust) relating to the AST International Equity Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

The Trust’s SAI is hereby revised as follows effective immediately:

I.The following footnote will be added following references to Mr. Matt Krummell:

“*Matt Krummell has announced his intention to retire from Massachusetts Financial Services Company effective April 7, 2027, and he will no longer be a portfolio manager of the Portfolio as of that date.”

II.The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST International Equity Portfolio” is hereby revised by adding the following information with respect to Nathan Bryant and

Jenney Zhang:

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Manager(s)	Investment	Investment	Accounts/Total	of Portfolio
		Companies/Total	Vehicles/Total	Assets	Securities
		Assets	Assets

Massachusetts	Nathan	16/$10,874,291,153	17/$4,193,649,007	31/$10,497,394,552	None
Financial	Bryant, CFA
Services
Company

	Jenney	16/$10,874,291,153	17/$4,193,649,007	31/$10,497,394,552	None
Zhang, CFA

*Information is as of January 6, 2026.

III.The compensation information in Part I of the SAI entitled “PORTFOLIO MANAGERS: COMPENSATION & CONFLICTS POLICIES – Massachusetts Financial Services Company (MFS)” is hereby revised by adding the following information under AST International Equity Portfolio with respect to Nathan Bryant and Jenney Zhang:

Portfolio Manager: Nathan Bryant, CFA

Benchmark(s): MSCI All Country World (ex-US) Index (net div)

Portfolio Manager: Jenney Zhang, CFA

Benchmark(s): MSCI All Country World (ex-US) Index (net div)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

188SUP3